Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	18 Months Ended	30 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000232947
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DoubleLine Opportunistic Bond ETF (DBND)
C000232948
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DoubleLine Shiller CAPE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Equities ETF (CAPE)
C000241667
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DoubleLine Commercial Real Estate ETF (DCRE)
C000241668
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DoubleLine Mortgage ETF (DMBS)
C000247709
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DoubleLine Commodity Strategy ETF (DCMT)
C000247710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DoubleLine Fortune 500 Equal Weight ETF (DFVE)
Without Sales Load [Member] | C000232947
Average Annual Return [Line Items]
Average Annual Return, Percent		12.76%		5.07%
Without Sales Load [Member] | C000232948
Average Annual Return [Line Items]
Average Annual Return, Percent		26.70%		21.60%
Without Sales Load [Member] | C000241667
Average Annual Return [Line Items]
Average Annual Return, Percent		8.70%	11.62%
Without Sales Load [Member] | C000241668
Average Annual Return [Line Items]
Average Annual Return, Percent		12.27%	7.03%
Without Sales Load [Member] | C000247709
Average Annual Return [Line Items]
Average Annual Return, Percent	1.12%
Without Sales Load [Member] | C000247710
Average Annual Return [Line Items]
Average Annual Return, Percent	16.93%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.57%		0.77%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%		11.86%
Bloomberg US Aggregate 1-3 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.23%	5.03%
Bloomberg US Mortgage-Backed Securities (MBS) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.32%	4.66%
Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%
Barclays Fortune 500 Equal Weighted Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.30%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.57%	4.65%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.57%	4.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.06%
S&P 500 Equal Weight Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.11%